Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2020
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 5
Entity Central Index Key	dei_EntityCentralIndexKey	0001090155
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 01, 2020
Document Effective Date	dei_DocumentEffectiveDate	Sep. 29, 2020
Prospectus Date	rr_ProspectusDate	Sep. 29, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A